Provisions (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in other provisions
Beginning balance		€ 2,496	€ 2,448
Exchange movements		(40)	(10)
Acquisitions		90
Amounts capitalised in the year		143	71
Amounts charged to the income statement		370	498
Utilised in the year - payments		(424)	(430)
Amounts released to the income statement		(310)	(81)
Other	[1]	(333)
Ending balance		1,992	2,496
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance		959	933
Exchange movements		(20)	2
Acquisitions		80
Amounts capitalised in the year		143	71
Amounts charged to the income statement		0	0
Utilised in the year - payments		(41)	(38)
Amounts released to the income statement		(6)	(9)
Other	[1]	0
Ending balance		1,115	959
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance		275	269
Exchange movements		(18)	(12)
Acquisitions		4
Amounts capitalised in the year		0	0
Amounts charged to the income statement		146	85
Utilised in the year - payments		(31)	(46)
Amounts released to the income statement		(50)	(21)
Other	[1]	0
Ending balance		326	275
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance		831	942
Exchange movements		(3)	1
Acquisitions		1
Amounts capitalised in the year		0	0
Amounts charged to the income statement		78	133
Utilised in the year - payments		(248)	(238)
Amounts released to the income statement		(194)	(7)
Other	[1]	(333)
Ending balance		132	831
Other
Reconciliation of changes in other provisions
Beginning balance		431	304
Exchange movements		1	(1)
Acquisitions		5
Amounts capitalised in the year		0	0
Amounts charged to the income statement		146	280
Utilised in the year - payments		(104)	(108)
Amounts released to the income statement		(60)	(44)
Other	[1]	0
Ending balance		€ 419	€ 431

[1]	Other movements in respect of the Restructuring provision includes re-classifications to Trade and other payables of employee termination liabilities whose timing and value are no longer uncertain. Certain of these payments are long term in nature and are subject to change for prevailing inflation indices in the relevant market.